Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	¥ (947,771)	¥ (638,775)
Prior service cost	416	807
Gross amount recognized in Accumulated OCI	(947,355)	(637,968)
Taxes	249,543	152,200
Net amount recognized in Accumulated OCI	(697,812)	(485,768)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	31,862	34,990
Prior service cost	(1,903)	(2,467)
Gross amount recognized in Accumulated OCI	29,959	32,523
Taxes	(7,889)	(9,134)
Net amount recognized in Accumulated OCI	22,070	23,389
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	704	1,685
Prior service cost	(234)	(659)
Gross amount recognized in Accumulated OCI	470	1,026
Taxes	(120)	(281)
Net amount recognized in Accumulated OCI	¥ 350	¥ 745